K&L | GATES                       Kirkpatrick & Lockhart Preston Gates Ellis LLP
                                  1601 K Street NW
                                  Washington, DC  20006-1600

                                  T 202.778.9000            www.klgates.com

                                  Alan C. Porter
                                  202.778.9186 direct dial
                                  202.778.9100 fax
                                  alan.porter@klgates.com



                                   May 2, 2008


VIA EDGAR
---------

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

   Re:   Preliminary Proxy Statement for RMK Multi-Sector High Income Fund, Inc.
         -----------------------------------------------------------------------
         (File No. 811-21833)
         --------------------

Ladies and Gentlemen:

     On behalf of RMK Multi-Sector High Income Fund, Inc. (the "Company"), transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, are the preliminary proxy statement and the forms of proxy to be used in connection with the special and annual meetings of shareholders of the Company scheduled to be held on July 11, 2008 (the "Meetings"). The proxy materials for the Meetings consist of a letter from the president of the Company, the notice of the meetings, the proxy statement, and the forms of proxy.

     The Company's Meetings are being held jointly with special and annual meetings of RMK Advantage Income Fund, Inc. (File No. 811-21631), RMK High Income Fund, Inc. (File No. 811-21332) and RMK Strategic Income Fund, Inc. (File No. 811-21487), which today have also filed proxy materials relating to their respective shareholder meetings. Because the proxy materials filed by the Company are substantially identical to those filed by these other RMK closed-end funds, the staqff need only review one of the referenced filings. We will consider any comments conveyed by the staff as being applicable to all filings, unless the context requires otherwise.

     We  anticipate   that   definitive   proxy  materials  will  be  mailed  to
shareholders beginning on or after May 12, 2008.

     If you have any questions or comments regarding the foregoing, please contact me at (202) 778-9186, or Mitra Shakeri at (202) 778-9024.



                                   Sincerely,

                                   /s/ Alan C. Porter

                                   Alan C. Porter


Enclosures